Employee Benefits	12 Months Ended
Mar. 31, 2017
Retirement Benefits [Abstract]
Employee Benefits

10. Employee Benefits

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in the PRC. The expense of $633, $604 and $800 included in the consolidated statements of comprehensive income (loss) related to this plan, which is calculated at the range of 8% to 14% of the average monthly salary, was provided for the years ended March 31, 2016, 2017 and 2018, respectively.